Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HORIZON SPACE ACQUISITION II CORP
Private Placement [Line Items]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 200,000 Initial Private Units at a price of $10.00 per Initial Private Units for an aggregate purchase price of $2,000,000. Each Initial Private Unit was identical to the Public Units sold in the IPO, except as described below. Simultaneously with the closing of the Option Units on November 21, 2024, the Company consummated the sale of additional 13,500 Additional Private Units to the Sponsor at a price of $10.00 per Additional Private Unit, generating total proceeds of $135,000. As of March 31, 2026 and December 31, 2025, 213,500 private placement units have not been separated into their relevant components.

The Sponsor has agreed to waive its redemption rights with respect to its Private Placement shares (i) in connection with the consummation of a Business Combination, (ii) in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem100% of the Company’s public shares if the Company does not complete the Company’s initial Business Combination within the Combination Period, and (iii) if the Company fails to consummate a Business Combination within the Combination Period or if the Company liquidates prior to the expiration of the Combination Period.

However, the Sponsor will be entitled to redemption rights with respect to any public shares held by it if the Company fails to consummate a Business Combination or liquidate within the Combination Period.

The Sponsor has agreed not to transfer, sell or assign the Private Units and the underlying securities until the consummation of the Company’s initial Business Combination.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 200,000 Initial Private Units at a price of $10.00 per Initial Private Units for an aggregate purchase price of $2,000,000. Each Initial Private Unit was identical to the Public Units sold in the IPO, except as described below. Simultaneously with the closing of the Option Units on November 21, 2024, the Company consummated the sale of additional 13,500 Additional Private Units to the Sponsor at a price of $10.00 per Additional Private Unit, generating total proceeds of $135,000. As of the date of the issuance of these financial statements, 213,500 Private Units have not been separated into their relevant components.

The Sponsor has agreed to waive its redemption rights with respect to its Private Placement shares (i) in connection with the consummation of a Business Combination, (ii) in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem100% of the Company’s public shares if the Company does not complete the Company’s initial Business Combination within the Combination Period, and (iii) if the Company fails to consummate a Business Combination within the Combination Period or if the Company liquidates prior to the expiration of the Combination Period. However, the Sponsor will be entitled to redemption rights with respect to any public shares held by it if the Company fails to consummate a Business Combination or liquidate within the Combination Period.

The Sponsor has agreed not to transfer, sell or assign the Private Units and the underlying securities until the consummation of the Company’s initial Business Combination.